Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
November 30, 2025
SHI-NPRT1-0126
1.824030.120
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	124,560
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,922
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (b)(c)(d)	150,000	150,253
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,949
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,295
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		874,987
TOTAL ASSET-BACKED SECURITIES (Cost $875,000)		874,987

Bank Loan Obligations - 4.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(e)	65,459	65,594
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(e)	696,465	555,431
UNITED STATES - 4.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(e)	460,000	457,415
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (b)(c)(e)	255,000	255,716
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (b)(c)(e)	519,075	520,114
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (b)(c)(e)	378,041	377,531
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(e)	283,564	266,786
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(e)	129,662	128,062
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (b)(c)(e)(f)	370,000	371,202
		766,050
TOTAL CONSUMER DISCRETIONARY		1,919,411

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(e)	315,000	309,881
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3719% 8/2/2032 (b)(c)(e)	255,000	255,013
		564,894
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(c)(e)	674,238	675,081
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(e)	587,275	262,007
		937,088
Financials - 0.4%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(e)	314,213	314,457
Insurance - 0.3%
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (b)(c)(e)	756,103	754,447
TOTAL FINANCIALS		1,068,904

Health Care - 0.7%
Health Care Equipment & Supplies - 0.4%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (b)(c)(e)	1,047,375	1,053,136
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(e)	793,013	782,306
TOTAL HEALTH CARE		1,835,442

Industrials - 0.2%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(e)	74,812	74,843
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(c)(e)	485,100	484,242
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(c)(e)	35,000	35,204
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(e)	14,850	14,951
TOTAL INDUSTRIALS		609,240

Information Technology - 0.8%
IT Services - 0.5%
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(e)	1,339,308	1,303,147
Software - 0.2%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(e)	273,614	257,476
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	384,363	394,933
		652,409
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(e)	231,816	233,121
TOTAL INFORMATION TECHNOLOGY		2,188,677

Materials - 0.6%
Chemicals - 0.5%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (b)(c)(e)	325,000	313,625
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(e)	263,677	234,063
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(e)	333,875	254,913
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(e)	402,861	396,904
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(e)	330,000	245,774
		1,445,279
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (b)(c)(e)	175,000	174,256
TOTAL MATERIALS		1,619,535

Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (b)(c)(e)	34,911	34,955
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(e)	129,253	129,792
TOTAL UTILITIES		164,747

TOTAL UNITED STATES		11,365,353
TOTAL BANK LOAN OBLIGATIONS (Cost $12,152,960)		11,986,378

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g) (Cost $50,685)	2,873	43,504

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c) (Cost $399,816)	363,469	857,451

Non-Convertible Corporate Bonds - 88.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	121,000	116,715
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)	590,000	588,163
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (d)	100,000	104,377
Mineral Resources Ltd 7% 4/1/2031 (d)	140,000	145,513
Mineral Resources Ltd 8% 11/1/2027 (d)	1,885,000	1,927,026

TOTAL AUSTRALIA		2,881,794
CANADA - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)	305,000	312,576
TELUS Corp 7% 10/15/2055 (c)	330,000	344,480
		657,056
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (d)	395,000	381,375
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,030,000	1,017,533
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	715,000	737,174
		2,136,082
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)	96,000	101,819
Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 12/1/2029 (d)	330,000	312,948
Open Text Corp 3.875% 2/15/2028 (d)	1,375,000	1,341,016
		1,653,964
Materials - 0.8%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	505,000	506,422
Methanex Corp 5.25% 12/15/2029	65,000	65,064
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	375,000	376,374
		947,860
Metals & Mining - 0.4%
Capstone Copper Corp 6.75% 3/31/2033 (d)	635,000	658,706
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	250,000	263,283
New Gold Inc 6.875% 4/1/2032 (d)	250,000	265,882
		1,187,871
TOTAL MATERIALS		2,135,731

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	270,000	271,545
TOTAL CANADA		6,956,197
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	680,000	631,550
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	150,000	155,027

TOTAL COLOMBIA		786,577
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(h)	305,000	313,610
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(h)	670,000	701,683

TOTAL DENMARK		1,015,293
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (d)	700,000	729,751
FRANCE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (d)	423,555	412,089
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (d)	600,000	638,799
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (d)	400,000	412,334
TOTAL FRANCE		1,463,222
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	205,000	199,147
ZF North America Capital Inc 6.875% 4/14/2028 (d)	380,000	387,837
ZF North America Capital Inc 6.875% 4/23/2032 (d)	240,000	228,014

TOTAL GERMANY		814,998
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	865,000	894,612
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	250,000	231,938
Millicom International Cellular SA 5.125% 1/15/2028 (d)	666,000	662,670

TOTAL GUATEMALA		894,608
IRELAND - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Treasury DAC 5.875% 6/4/2031 (d)	260,000	262,602
Financials - 0.7%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	755,000	776,120
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	520,000	525,840
GGAM Finance Ltd 6.875% 4/15/2029 (d)	285,000	295,725
GGAM Finance Ltd 8% 2/15/2027 (d)	270,000	276,180
		1,097,745
TOTAL FINANCIALS		1,873,865

TOTAL IRELAND		2,136,467
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	300,000	314,929
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	415,107

TOTAL ISRAEL		730,036
LUXEMBOURG - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)	250,000	258,940
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (d)	410,000	388,446
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	500,000	516,776
TGS ASA 8.5% 1/15/2030 (d)	630,000	653,229

TOTAL NORWAY		1,170,005
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	640,000	645,434
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	795,000	826,074
TOTAL PANAMA		1,471,508
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	375,000	388,830
UNITED KINGDOM - 1.6%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	340,000	317,010
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	205,000	187,334
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	245,000	226,076
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)	200,000	199,173
		612,583
TOTAL COMMUNICATION SERVICES		929,593

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	365,000	371,180
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (d)	620,000	675,411
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (d)	585,000	568,668
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	85,000	72,293
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	1,020,000	1,020,142
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	495,000	509,231
		1,529,373
TOTAL UNITED KINGDOM		4,146,518
UNITED STATES - 78.0%
Communication Services - 4.7%
Diversified Telecommunication Services - 0.9%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)	1,260,000	1,214,324
Cipher Compute LLC 7.125% 11/15/2030 (d)	230,000	233,666
Windstream Services LLC 7.5% 10/15/2033 (d)	315,000	320,570
WULF Compute LLC 7.75% 10/15/2030 (d)	720,000	744,423
		2,512,983
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (d)	565,000	540,213
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/1/2033 (d)	125,000	128,766
Snap Inc 6.875% 3/15/2034 (d)	385,000	393,548
		522,314
Media - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	625,000	575,770
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (i)	1,125,000	1,013,477
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	585,000	547,380
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	1,664,000	1,650,104
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	610,000	609,140
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	641,684	666,415
Nexstar Media Inc 5.625% 7/15/2027 (d)	825,000	825,643
Sirius XM Radio LLC 5% 8/1/2027 (d)	505,000	505,114
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(i)	155,000	155,797
TEGNA Inc 4.625% 3/15/2028	230,000	227,222
TEGNA Inc 5% 9/15/2029	120,000	118,890
Univision Communications Inc 8.5% 7/31/2031 (d)	375,000	387,936
Univision Communications Inc 9.375% 8/1/2032 (d)	125,000	132,694
Warnermedia Holdings Inc 4.279% 3/15/2032	325,000	296,969
Warnermedia Holdings Inc 5.05% 3/15/2042 (i)	1,340,000	1,071,826
		8,784,377
TOTAL COMMUNICATION SERVICES		12,359,887

Consumer Discretionary - 13.2%
Automobile Components - 0.6%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)	200,000	201,226
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)	375,000	378,729
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	245,000	254,673
Patrick Industries Inc 6.375% 11/1/2032 (d)	635,000	650,360
		1,484,988
Automobiles - 0.7%
Ford Motor Co 3.25% 2/12/2032 (i)	440,000	386,503
Ford Motor Co 6.1% 8/19/2032	550,000	566,802
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	45,000	41,352
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	70,000	69,406
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)	525,000	520,302
Thor Industries Inc 4% 10/15/2029 (d)	410,000	392,392
		1,976,757
Broadline Retail - 1.1%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (d)(i)	250,000	263,044
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	255,000	233,363
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	570,000	539,811
Nordstrom Inc 4.375% 4/1/2030 (i)	250,000	234,996
Wayfair LLC 6.75% 11/15/2032 (d)	165,000	168,358
Wayfair LLC 7.25% 10/31/2029 (d)(i)	900,000	936,223
Wayfair LLC 7.75% 9/15/2030 (d)(i)	480,000	511,572
		2,887,367
Diversified Consumer Services - 0.9%
Service Corp International/US 4% 5/15/2031 (i)	680,000	649,185
Service Corp International/US 5.125% 6/1/2029 (i)	505,000	506,325
Service Corp International/US 5.75% 10/15/2032	375,000	382,655
Sotheby's 7.375% 10/15/2027 (d)	865,000	861,185
		2,399,350
Hotels, Restaurants & Leisure - 6.8%
Acushnet Co 5.625% 12/1/2033 (d)	170,000	171,321
Aramark Services Inc 5% 2/1/2028 (d)	830,000	830,496
Boyd Gaming Corp 4.75% 12/1/2027	650,000	648,741
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	1,060,000	1,078,181
Carnival Corp 5.125% 5/1/2029 (d)	265,000	267,217
Carnival Corp 5.75% 3/15/2030 (d)	300,000	308,330
Carnival Corp 5.75% 8/1/2032 (d)	205,000	210,148
Carnival Corp 5.875% 6/15/2031 (d)	495,000	509,677
Carnival Corp 6.125% 2/15/2033 (d)	2,445,000	2,518,569
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	425,000	396,374
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	565,000	525,045
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,305,000	1,246,379
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	305,000	312,622
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,085,000	1,111,216
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)(i)	590,000	566,890
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	400,000	407,399
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	210,969
Life Time Inc 6% 11/15/2031 (d)	575,000	586,375
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	1,345,000	1,368,831
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	215,000	222,471
Viking Cruises Ltd 5.875% 10/15/2033 (d)	650,000	660,538
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	652,000	641,672
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	450,000	451,706
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(i)	280,000	286,314
Yum! Brands Inc 3.625% 3/15/2031	1,760,000	1,668,480
Yum! Brands Inc 4.625% 1/31/2032 (i)	750,000	738,480
		17,944,441
Household Durables - 1.7%
Century Communities Inc 3.875% 8/15/2029 (d)	215,000	204,254
Century Communities Inc 6.625% 9/15/2033 (d)	260,000	263,653
LGI Homes Inc 7% 11/15/2032 (d)(i)	910,000	891,502
LGI Homes Inc 8.75% 12/15/2028 (d)	190,000	197,948
Somnigroup International Inc 3.875% 10/15/2031 (d)	1,075,000	1,005,783
TopBuild Corp 4.125% 2/15/2032 (d)	720,000	686,501
TopBuild Corp 5.625% 1/31/2034 (d)	415,000	420,665
Whirlpool Corp 6.125% 6/15/2030	140,000	141,408
Whirlpool Corp 6.5% 6/15/2033 (i)	755,000	750,271
		4,561,985
Specialty Retail - 1.1%
Advance Auto Parts Inc 7% 8/1/2030 (d)(i)	255,000	260,265
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(i)	290,000	284,460
Asbury Automotive Group Inc 5% 2/15/2032 (d)	325,000	316,317
Bath & Body Works Inc 6.625% 10/1/2030 (d)(i)	435,000	442,028
Bath & Body Works Inc 6.875% 11/1/2035 (i)	580,000	580,572
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	750,000	770,466
LBM Acquisition LLC 9.5% 6/15/2031 (d)	205,000	211,297
		2,865,405
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc 4.125% 8/15/2031 (d)	570,000	525,478
Levi Strauss & Co 3.5% 3/1/2031 (d)	365,000	340,189
		865,667
TOTAL CONSUMER DISCRETIONARY		34,985,960

Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,200,000	1,150,467
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	250,000	249,814
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	515,000	511,121
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)	230,000	233,143
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)	185,000	186,492
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	320,000	325,734
C&S Group Enterprises LLC 5% 12/15/2028 (d)	200,000	185,765
Performance Food Group Inc 4.25% 8/1/2029 (d)	530,000	520,373
Performance Food Group Inc 6.125% 9/15/2032 (d)	745,000	766,450
US Foods Inc 4.625% 6/1/2030 (d)	785,000	774,681
US Foods Inc 5.75% 4/15/2033 (d)(i)	685,000	697,329
US Foods Inc 7.25% 1/15/2032 (d)	180,000	189,649
		5,791,018
Food Products - 1.1%
Darling Ingredients Inc 5.25% 4/15/2027 (d)	380,000	380,086
Darling Ingredients Inc 6% 6/15/2030 (d)	625,000	634,679
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	1,030,000	985,848
Pilgrim's Pride Corp 3.5% 3/1/2032	640,000	591,927
Pilgrim's Pride Corp 4.25% 4/15/2031	320,000	311,705
		2,904,245
Household Products - 0.2%
Central Garden & Pet Co 4.125% 4/30/2031 (d)(i)	550,000	519,221
Resideo Funding Inc 6.5% 7/15/2032 (d)	125,000	127,970
		647,191
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	600,000	618,893
TOTAL CONSUMER STAPLES		9,961,347

Energy - 11.0%
Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	620,000	638,429
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)	310,000	316,217
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)	310,000	318,521
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	320,000	333,636
Nabors Industries Inc 9.125% 1/31/2030 (d)	130,000	136,297
Transocean International Ltd 7.875% 10/15/2032 (d)	70,000	72,968
Transocean International Ltd 8.25% 5/15/2029 (d)	455,000	462,834
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)	295,000	297,644
Valaris Ltd 8.375% 4/30/2030 (d)	200,000	208,653
WBI Operating LLC 6.25% 10/15/2030 (d)	340,000	340,136
WBI Operating LLC 6.5% 10/15/2033 (d)	340,000	339,835
		3,465,170
Oil, Gas & Consumable Fuels - 9.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)	340,000	341,681
APA Corp 4.25% 1/15/2030	124,000	121,731
California Resources Corp 8.25% 6/15/2029 (d)	495,000	517,906
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	710,000	680,984
CNX Resources Corp 7.25% 3/1/2032 (d)(i)	320,000	333,711
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	380,000	376,900
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	960,000	1,039,939
CVR Energy Inc 8.5% 1/15/2029 (d)	460,000	473,097
DBR Land Holdings LLC 6.25% 12/1/2030 (d)	310,000	313,971
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	330,000	338,075
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	845,000	885,692
Energy Transfer LP 6.5% 2/15/2056 (c)	385,000	379,555
Energy Transfer LP 6.75% 2/15/2056 (c)	130,000	129,358
EQT Corp 7.5% 6/1/2027	355,000	360,591
Harvest Midstream I LP 7.5% 5/15/2032 (d)	860,000	893,651
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	580,000	580,113
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	1,155,000	1,195,170
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)	105,000	98,785
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)	405,000	381,137
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)	125,000	128,156
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)	290,000	297,293
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	365,000	385,253
Kinetik Holdings LP 5.875% 6/15/2030 (d)	370,000	372,949
Kinetik Holdings LP 6.625% 12/15/2028 (d)	565,000	581,235
Matador Resources Co 6.25% 4/15/2033 (d)	510,000	509,314
Matador Resources Co 6.5% 4/15/2032 (d)	385,000	390,995
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	695,000	651,587
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)	385,000	374,682
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	495,000	506,136
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	650,000	640,195
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(i)	815,000	856,722
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	230,000	230,575
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	635,000	650,826
Permian Resources Operating LLC 7% 1/15/2032 (d)	630,000	655,988
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	425,000	416,529
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	145,000	152,132
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	110,000	114,355
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)	245,000	265,366
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	105,000	102,235
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (i)	645,000	632,154
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,334
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	701,101
Sunoco LP 5.625% 3/15/2031 (d)	520,000	522,958
Sunoco LP 5.875% 3/15/2034 (d)	260,000	261,675
Sunoco LP 6.25% 7/1/2033 (d)	245,000	251,645
Sunoco LP 6.625% 8/15/2032 (d)	595,000	613,405
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	675,000	672,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)	260,000	260,307
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (d)	145,000	126,950
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (d)	220,000	206,854
Venture Global LNG Inc 7% 1/15/2030 (d)(i)	220,000	215,818
Venture Global LNG Inc 8.125% 6/1/2028 (d)(i)	550,000	563,351
Venture Global LNG Inc 8.375% 6/1/2031 (d)	440,000	441,087
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	500,000	517,151
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	505,000	529,312
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	590,000	642,909
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	580,000	646,172
		25,635,503
TOTAL ENERGY		29,100,673

Financials - 7.8%
Capital Markets - 0.9%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)(i)	675,000	664,274
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	545,000	554,421
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	350,000	366,058
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)	165,000	156,728
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	129,000	125,898
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	550,000	577,235
		2,444,614
Consumer Finance - 1.6%
Encore Capital Group Inc 6.625% 4/15/2031 (d)	270,000	269,917
Ford Motor Credit Co LLC 2.7% 8/10/2026 (i)	600,000	592,112
Navient Corp 6.75% 6/15/2026	640,000	646,783
OneMain Finance Corp 3.5% 1/15/2027	675,000	666,196
OneMain Finance Corp 6.125% 5/15/2030	100,000	101,608
OneMain Finance Corp 6.625% 5/15/2029	240,000	248,345
OneMain Finance Corp 7.125% 11/15/2031	120,000	125,027
OneMain Finance Corp 7.125% 3/15/2026	109,000	109,695
OneMain Finance Corp 7.125% 9/15/2032	250,000	258,917
OneMain Finance Corp 7.5% 5/15/2031	390,000	409,707
OneMain Finance Corp 7.875% 3/15/2030	410,000	433,949
PRA Group Inc 5% 10/1/2029 (d)(i)	280,000	258,910
		4,121,166
Financial Services - 4.0%
Block Inc 2.75% 6/1/2026	180,000	178,488
Block Inc 3.5% 6/1/2031 (i)	325,000	304,869
Block Inc 5.625% 8/15/2030 (d)	240,000	244,544
Block Inc 6% 8/15/2033 (d)	190,000	195,274
Block Inc 6.5% 5/15/2032	1,000,000	1,045,073
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)	260,000	263,301
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)	285,000	288,178
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	705,000	706,763
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	168,000	167,839
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029	500,000	503,730
NFE Financing LLC 12% 11/15/2029 (d)(j)	217,010	54,990
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)	640,000	659,474
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	375,000	391,478
Rocket Cos Inc 6.125% 8/1/2030 (d)	755,000	783,737
Rocket Cos Inc 6.375% 8/1/2033 (d)	1,005,000	1,052,404
Rocket Cos Inc 6.5% 8/1/2029 (d)	355,000	368,239
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)	680,000	656,799
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	320,000	332,612
UWM Holdings LLC 6.25% 3/15/2031 (d)	260,000	261,150
UWM Holdings LLC 6.625% 2/1/2030 (d)	740,000	751,989
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	245,000	251,820
WEX Inc 6.5% 3/15/2033 (d)	630,000	642,546
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	375,000	389,340
		10,494,637
Insurance - 1.0%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	1,010,000	1,018,485
Athene Holding Ltd 6.875% 6/28/2055 (c)(i)	790,000	776,044
Ryan Specialty LLC 4.375% 2/1/2030 (d)	265,000	259,604
Ryan Specialty LLC 5.875% 8/1/2032 (d)	630,000	644,015
		2,698,148
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (d)	315,000	317,152
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	615,000	642,017
		959,169
TOTAL FINANCIALS		20,717,734

Health Care - 5.9%
Health Care Equipment & Supplies - 1.4%
Avantor Funding Inc 3.875% 11/1/2029 (d)	500,000	477,215
Avantor Funding Inc 4.625% 7/15/2028 (d)	605,000	599,286
Hologic Inc 3.25% 2/15/2029 (d)	560,000	553,260
Medline Borrower LP 3.875% 4/1/2029 (d)	580,000	563,041
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	690,000	713,681
Teleflex Inc 4.25% 6/1/2028 (d)	780,000	769,433
		3,675,916
Health Care Providers & Services - 3.3%
Centene Corp 2.5% 3/1/2031	300,000	258,643
CVS Health Corp 6.75% 12/10/2054 (c)	400,000	414,535
CVS Health Corp 7% 3/10/2055 (c)	875,000	919,944
DaVita Inc 4.625% 6/1/2030 (d)	320,000	310,380
DaVita Inc 6.75% 7/15/2033 (d)	925,000	961,181
DaVita Inc 6.875% 9/1/2032 (d)	240,000	249,727
Molina Healthcare Inc 3.875% 5/15/2032 (d)	740,000	667,006
Molina Healthcare Inc 6.25% 1/15/2033 (d)	855,000	856,938
Molina Healthcare Inc 6.5% 2/15/2031 (d)	500,000	510,757
Tenet Healthcare Corp 4.375% 1/15/2030	255,000	249,878
Tenet Healthcare Corp 4.625% 6/15/2028	1,710,000	1,710,724
Tenet Healthcare Corp 5.125% 11/1/2027	980,000	980,095
Tenet Healthcare Corp 5.5% 11/15/2032 (d)	525,000	533,319
		8,623,127
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (d)	380,000	379,569
IQVIA Inc 6.25% 6/1/2032 (d)	1,250,000	1,307,456
		1,687,025
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	595,000	574,063
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	75,000	74,221
		648,284
Pharmaceuticals - 0.4%
Jazz Securities DAC 4.375% 1/15/2029 (d)	520,000	513,341
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	265,000	258,260
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	355,000	297,297
		1,068,898
TOTAL HEALTH CARE		15,703,250

Industrials - 12.4%
Aerospace & Defense - 2.2%
Axon Enterprise Inc 6.125% 3/15/2030 (d)	315,000	324,693
Axon Enterprise Inc 6.25% 3/15/2033 (d)	290,000	301,087
BWX Technologies Inc 4.125% 4/15/2029 (d)(i)	420,000	412,169
BWX Technologies Inc 4.125% 6/30/2028 (d)	495,000	485,628
Carpenter Technology Corp 5.625% 3/1/2034 (d)	360,000	365,886
Moog Inc 4.25% 12/15/2027 (d)	730,000	725,819
TransDigm Inc 6% 1/15/2033 (d)	1,445,000	1,477,519
TransDigm Inc 6.25% 1/31/2034 (d)	85,000	88,131
TransDigm Inc 6.375% 3/1/2029 (d)	1,105,000	1,138,150
TransDigm Inc 6.75% 8/15/2028 (d)	365,000	372,300
		5,691,382
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)(i)	755,000	779,081
Building Products - 2.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	940,000	938,784
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	195,000	198,805
Builders FirstSource Inc 4.25% 2/1/2032 (d)(i)	980,000	931,447
Builders FirstSource Inc 6.75% 5/15/2035 (d)	500,000	527,347
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	645,000	668,448
JH North America Holdings Inc 6.125% 7/31/2032 (d)	630,000	645,802
Masterbrand Inc 7% 7/15/2032 (d)(i)	525,000	541,619
Standard Building Solutions Inc 6.25% 8/1/2033 (d)	255,000	261,539
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	370,000	381,709
Standard Industries Inc/NY 4.375% 7/15/2030 (d)	265,000	256,952
		5,352,452
Commercial Services & Supplies - 2.6%
ADT Security Corp/The 4.125% 8/1/2029 (d)	130,000	126,484
Artera Services LLC 8.5% 2/15/2031 (d)	475,000	410,612
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	365,000	357,940
Clean Harbors Inc 5.125% 7/15/2029 (d)(i)	405,000	405,504
Clean Harbors Inc 5.75% 10/15/2033 (d)	260,000	265,737
Clean Harbors Inc 6.375% 2/1/2031 (d)	425,000	436,819
CoreCivic Inc 8.25% 4/15/2029	355,000	374,001
GEO Group Inc/The 10.25% 4/15/2031	225,000	246,892
GEO Group Inc/The 8.625% 4/15/2029	355,000	374,081
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,195,000	1,254,539
Neptune Bidco US Inc 10.375% 5/15/2031 (d)	210,000	212,317
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	815,000	808,888
OT Midco Inc 10% 2/15/2030 (d)	115,000	45,575
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	390,000	380,727
Waste Pro USA Inc 7% 2/1/2033 (d)	365,000	379,638
Williams Scotsman Inc 6.625% 4/15/2030 (d)	615,000	635,043
		6,714,797
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)	890,000	914,867
Dycom Industries Inc 4.5% 4/15/2029 (d)	390,000	384,790
		1,299,657
Electrical Equipment - 0.4%
Sensata Technologies BV 4% 4/15/2029 (d)	370,000	361,270
Vertiv Group Corp 4.125% 11/15/2028 (d)	390,000	386,621
WESCO Distribution Inc 6.375% 3/15/2033 (d)	370,000	386,971
		1,134,862
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	345,000	354,754
XPO Inc 6.25% 6/1/2028 (d)	350,000	357,156
XPO Inc 7.125% 2/1/2032 (d)	295,000	311,703
		1,023,613
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)	665,000	658,678
Machinery - 0.6%
Allison Transmission Inc 3.75% 1/30/2031 (d)	605,000	564,216
Allison Transmission Inc 5.875% 12/1/2033 (d)	260,000	262,368
Enpro Inc 6.125% 6/1/2033 (d)	375,000	387,375
Esab Corp 6.25% 4/15/2029 (d)	415,000	427,531
		1,641,490
Passenger Airlines - 0.5%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)	150,000	153,557
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)	195,000	203,706
United Airlines Inc 4.375% 4/15/2026 (d)	1,080,000	1,078,638
		1,435,901
Professional Services - 1.3%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	720,000	755,753
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)(i)	655,000	644,493
CACI International Inc 6.375% 6/15/2033 (d)	485,000	505,614
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)	135,000	125,787
Science Applications International Corp 5.875% 11/1/2033 (d)	525,000	522,969
TriNet Group Inc 3.5% 3/1/2029 (d)	295,000	278,361
TriNet Group Inc 7.125% 8/15/2031 (d)	585,000	605,406
		3,438,383
Trading Companies & Distributors - 1.4%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(i)	365,000	369,565
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	460,000	482,448
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(i)	275,000	292,780
Herc Holdings Inc 7% 6/15/2030 (d)	490,000	514,369
Herc Holdings Inc 7.25% 6/15/2033 (d)(i)	355,000	375,820
QXO Building Products Inc 6.75% 4/30/2032 (d)	365,000	381,175
United Rentals North America Inc 3.75% 1/15/2032	465,000	436,881
United Rentals North America Inc 5.375% 11/15/2033 (d)	260,000	260,597
United Rentals North America Inc 6.125% 3/15/2034 (d)	680,000	710,192
		3,823,827
TOTAL INDUSTRIALS		32,994,123

Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp 5% 12/15/2029 (d)	1,165,000	1,154,552
Insight Enterprises Inc 6.625% 5/15/2032 (d)	245,000	250,821
Lightning Power LLC 7.25% 8/15/2032 (d)	600,000	636,706
Sensata Technologies Inc 3.75% 2/15/2031 (d)	225,000	210,409
TTM Technologies Inc 4% 3/1/2029 (d)	795,000	770,005
		3,022,493
IT Services - 1.2%
ASGN Inc 4.625% 5/15/2028 (d)	560,000	548,640
CoreWeave Inc 9% 2/1/2031 (d)	330,000	298,615
CoreWeave Inc 9.25% 6/1/2030 (d)	650,000	599,694
Gartner Inc 3.625% 6/15/2029 (d)	100,000	96,039
Gartner Inc 3.75% 10/1/2030 (d)	265,000	251,351
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	750,000	717,754
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	700,000	699,971
		3,212,064
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (d)	805,000	768,043
Entegris Inc 4.375% 4/15/2028 (d)	645,000	638,735
ON Semiconductor Corp 3.875% 9/1/2028 (d)	310,000	302,199
		1,708,977
Software - 1.4%
Crowdstrike Holdings Inc 3% 2/15/2029	405,000	387,933
Elastic NV 4.125% 7/15/2029 (d)	1,060,000	1,022,273
Fair Isaac Corp 4% 6/15/2028 (d)	915,000	901,930
Fair Isaac Corp 6% 5/15/2033 (d)	630,000	647,545
Gen Digital Inc 6.25% 4/1/2033 (d)	370,000	380,741
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	50,000	52,609
		3,393,031
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)	300,000	308,393
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	325,000	334,651
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,225,000	1,301,379
		1,944,423
TOTAL INFORMATION TECHNOLOGY		13,280,988

Materials - 6.8%
Chemicals - 1.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	120,000	126,832
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	505,000	504,975
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)(i)	265,000	255,949
Celanese US Holdings LLC 6.5% 4/15/2030 (i)	400,000	399,367
Celanese US Holdings LLC 6.75% 4/15/2033 (i)	615,000	612,041
Chemours Co/The 4.625% 11/15/2029 (d)(i)	675,000	602,974
Chemours Co/The 5.75% 11/15/2028 (d)(i)	650,000	630,857
Methanex US Operations Inc 6.25% 3/15/2032 (d)(i)	440,000	451,774
Olin Corp 5% 2/1/2030 (i)	134,000	131,693
Olin Corp 6.625% 4/1/2033 (d)	640,000	635,726
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	270,000	267,528
WR Grace Holdings LLC 6.625% 8/15/2032 (d)(i)	540,000	536,027
		5,155,743
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	740,000	768,413
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	690,000	732,334
		1,500,747
Containers & Packaging - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	575,000	553,577
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(h)	200,000	203,476
Ball Corp 2.875% 8/15/2030	905,000	834,469
Ball Corp 3.125% 9/15/2031 (i)	855,000	784,884
Ball Corp 5.5% 9/15/2033 (i)	385,000	392,249
Ball Corp 6% 6/15/2029	450,000	463,143
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	370,000	373,335
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)	840,000	852,861
Crown Americas LLC 5.875% 6/1/2033 (d)	1,140,000	1,167,067
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(i)	295,000	279,368
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(i)	500,000	508,452
Sealed Air Corp 5% 4/15/2029 (d)	230,000	231,605
Sealed Air Corp 6.875% 7/15/2033 (d)	120,000	126,336
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	310,000	322,827
		7,093,649
Metals & Mining - 1.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	85,000	90,067
Alumina Pty Ltd 6.375% 9/15/2032 (d)	755,000	785,990
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)(i)	390,000	370,049
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(i)	800,000	820,037
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	215,000	224,856
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)	260,000	269,783
Commercial Metals Co 3.875% 2/15/2031	375,000	354,740
Commercial Metals Co 4.375% 3/15/2032	300,000	287,493
Commercial Metals Co 5.75% 11/15/2033 (d)	265,000	270,996
Commercial Metals Co 6% 12/15/2035 (d)	130,000	132,427
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)	265,000	264,124
Novelis Corp 3.875% 8/15/2031 (d)(i)	280,000	255,445
Novelis Corp 6.875% 1/30/2030 (d)(i)	120,000	124,346
		4,250,353
TOTAL MATERIALS		18,000,492

Real Estate - 2.3%
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(i)	635,000	616,384
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(i)	270,000	275,653
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)	365,000	378,289
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)	370,000	384,492
		1,654,818
Real Estate Management & Development - 0.6%
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	810,000	773,847
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	500,000	510,774
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)	205,000	211,298
		1,495,919
Specialized REITs - 1.1%
Iron Mountain Inc 4.875% 9/15/2027 (d)	125,000	124,559
Iron Mountain Inc 4.875% 9/15/2029 (d)	385,000	380,379
Iron Mountain Inc 6.25% 1/15/2033 (d)	230,000	235,171
Millrose Properties Inc 6.375% 8/1/2030 (d)	640,000	652,882
SBA Communications Corp 3.125% 2/1/2029	1,345,000	1,285,590
SBA Communications Corp 3.875% 2/15/2027	255,000	253,782
		2,932,363
TOTAL REAL ESTATE		6,083,100

Utilities - 5.1%
Electric Utilities - 4.3%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	130,000	129,097
American Electric Power Co Inc 6.05% 3/15/2056 (c)	260,000	259,954
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	110,000	100,706
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	675,000	628,940
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	145,000	144,965
Edison International 7.875% 6/15/2054 (c)	203,000	211,133
Edison International 8.125% 6/15/2053 (c)	100,000	103,263
Hawaiian Electric Co Inc 6% 10/1/2033 (d)	190,000	192,382
NRG Energy Inc 5.25% 6/15/2029 (d)	626,000	628,639
NRG Energy Inc 5.75% 1/15/2028	659,000	660,827
NRG Energy Inc 5.75% 1/15/2034 (d)	655,000	660,251
NRG Energy Inc 6% 1/15/2036 (d)	915,000	929,267
NRG Energy Inc 6% 2/1/2033 (d)	380,000	388,055
NRG Energy Inc 6.25% 11/1/2034 (d)	875,000	901,713
PG&E Corp 5% 7/1/2028	255,000	253,140
PG&E Corp 7.375% 3/15/2055 (c)	1,235,000	1,276,810
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	746,000	739,515
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,000,000	1,003,202
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	480,000	480,580
Vistra Operations Co LLC 6.875% 4/15/2032 (d)	145,000	152,504
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	355,000	377,078
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(i)	255,000	261,332
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)	305,000	310,097
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)	215,000	225,301
		11,018,751
Independent Power and Renewable Electricity Producers - 0.6%
Sunnova Energy Corp 5.875% (d)(g)(j)	130,000	325
Talen Energy Supply LLC 6.25% 2/1/2034 (d)	575,000	585,881
Talen Energy Supply LLC 6.5% 2/1/2036 (d)	600,000	620,331
TerraForm Power Operating LLC 5% 1/31/2028 (d)	514,000	513,101
		1,719,638
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (c)	645,000	657,056
TOTAL UTILITIES		13,395,445

TOTAL UNITED STATES		206,582,999
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $229,713,367)		233,710,801

Preferred Securities - 4.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.45% (c)(d)(k)	385,000	413,713
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (c)(k)	755,000	809,072
HSBC Holdings PLC 7.05% (c)(k)	500,000	535,915

TOTAL UNITED KINGDOM		1,344,987
UNITED STATES - 3.5%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (c)(k)	865,000	890,811
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(k)	630,000	631,946
Sunoco LP 7.875% (c)(d)(k)	825,000	852,718
		2,375,475
Financials - 2.5%
Banks - 1.4%
Bank of America Corp 6.25% (c)(k)	1,020,000	1,037,647
BW Real Estate Inc 9.5% (c)(d)(k)	255,000	264,166
Citigroup Inc 6.75% (c)(k)	564,000	569,984
Citigroup Inc 6.875% (c)(k)	635,000	651,843
Citigroup Inc 7.125% (c)(k)	430,000	442,069
JPMorgan Chase & Co 6.5% (c)(k)	490,000	511,359
Wells Fargo & Co 7.625% (c)(i)(k)	270,000	291,929
		3,768,997
Capital Markets - 0.5%
Charles Schwab Corp/The 4% (c)(k)	635,000	598,163
Goldman Sachs Group Inc/The 6.85% (c)(k)	690,000	730,208
		1,328,371
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (c)(i)(k)	1,620,000	1,589,440
TOTAL FINANCIALS		6,686,808

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(k)	275,000	276,244
TOTAL UNITED STATES		9,338,527
TOTAL PREFERRED SECURITIES (Cost $10,745,126)		11,097,227

U.S. Treasury Obligations - 0.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $944,278)	4.40	960,000	979,763

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.02	3,162,359	3,162,992
Fidelity Securities Lending Cash Central Fund (m)(n)	4.02	19,294,509	19,296,438
TOTAL MONEY MARKET FUNDS (Cost $22,457,492)			22,459,430

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $277,338,724)	282,009,541
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(16,972,157)
NET ASSETS - 100.0%	265,037,384

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,647,602 or 73.8% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security is on loan at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,180,257	12,926,891	16,944,193	58,792	37	-	3,162,992	3,162,359	0.0%
Fidelity Securities Lending Cash Central Fund	22,475,795	23,453,780	26,633,055	10,972	(82)	-	19,296,438	19,294,509	0.1%
Total	29,656,052	36,380,671	43,577,248	69,764	(45)	-	22,459,430

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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